FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2012
Financial Expenses Disclosure [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2010	2011	2012

Financial expenses:
Interest	$(318)	$(346)	$(900)
Amortization of marketable securities premiums and accretion of discounts, net	-	(416)	(436)
Exchange rate	(99)	(612)	(4)
Others	(228)	(133)	(201)

	(645)	(1,507)	(1,541)
Financial income -
Interest and others	551	1,930	1,994

	$(94)	$423	$453